SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Annual Depreciation Rates

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers, manufacturing and peripheral equipment	6 – 33
Office, furniture and equipment	Mainly 15
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

Schedule of Stock Option Granted Assumptions

The Company estimates the fair value of stock options granted under ASC 718 using the binomial model with the following assumptions for 2019, 2020 and 2021:

	December 31,
	2019	2020	2021

Dividend yield	0%	0%	0%
Volatility	53% - 65%	60% - 85%	66% - 87%
Risk free interest	1.2% - 2.7%	0.1% - 1.0%	0.1% - 1.3%
Early exercise multiple	1.3 - 2.3	1.5 - 1.6	1.55

Schedule of Accumulated Other Comprehensive Income, Net

The components of accumulated other comprehensive income - (“AOCI”) were as follows:

	Unrealized Gains (Losses) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total

Balance as of January 1, 2021	$1,845	$(9,913)	$(8,068)

Other comprehensive income before reclassifications	346	(325)	21
Amounts reclassified from AOCI	(1,460)	-	(1,460)

Other comprehensive loss	(1,114)	(325)	(1,439)

Balance as of December 31, 2021	$731	$(10,238)	$(9,507)